JPMorgan Global Bond Opportunities Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 61.9%
Australia — 0.5%
Commonwealth Bank of Australia 3.78%, 3/14/2032 (a) (b)	620	541
Glencore Funding LLC
5.40%, 5/8/2028 (a)	4,660	4,650
6.38%, 10/6/2030 (a)	410	426
2.85%, 4/27/2031 (a)	7,500	6,318
5.63%, 4/4/2034 (a)	5,180	5,089
Westpac Banking Corp. (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b) (c)	900	868
		17,892
Austria — 0.1%
ams-OSRAM AG 12.25%, 3/30/2029 (a)	475	491
Benteler International AG
9.38%, 5/15/2028 (a)	EUR576	665
9.38%, 5/15/2028 (d)	EUR580	669
		1,825
Belgium — 0.5%
Azelis Finance NV 5.75%, 3/15/2028 (d)	EUR2,390	2,662
KBC Group NV
(EUR Swap Annual 5 Year + 3.59%), 4.25%, 10/24/2025 (b) (c) (d) (e) (f)	EUR2,200	2,314
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (c) (d) (e) (f)	EUR7,000	8,105
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	1,340	1,347
Ontex Group NV 3.50%, 7/15/2026 (d)	EUR1,733	1,835
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (d)	EUR2,000	2,078
		18,341
Brazil — 0.5%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (d)	3,100	2,890
Guara Norte SARL 5.20%, 6/15/2034 (a)	3,689	3,353
Klabin Austria GmbH 7.00%, 4/3/2049 (d)	2,991	2,991
MV24 Capital BV 6.75%, 6/1/2034 (a)	2,596	2,429
Suzano Austria GmbH
3.75%, 1/15/2031	806	690
7.00%, 3/16/2047 (d)	1,660	1,682
Vale Overseas Ltd. 6.13%, 6/12/2033	1,397	1,397
		15,432
Canada — 0.7%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,840	1,709
4.00%, 10/15/2030 (a)	975	848
Baytex Energy Corp.
8.50%, 4/30/2030 (a)	795	829
7.38%, 3/15/2032 (a)	965	976
Bombardier, Inc. 7.00%, 6/1/2032 (a) (g)	359	360
Canadian Pacific Railway Co. 3.50%, 5/1/2050	1,250	899
Emera US Finance LP 2.64%, 6/15/2031	6,984	5,704
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	1,903	1,882
Enbridge, Inc. Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (c)	7,100	7,364

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
NOVA Chemicals Corp.
5.00%, 5/1/2025 (a)	570	563
5.25%, 6/1/2027 (a)	1,073	1,028
Precision Drilling Corp.
7.13%, 1/15/2026 (a)	510	510
6.88%, 1/15/2029 (a)	25	25
Ritchie Bros Holdings, Inc. 7.75%, 3/15/2031 (a)	500	522
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (c)	988	966
Videotron Ltd. 5.38%, 6/15/2024 (a)	1,300	1,297
		25,482
Chile — 0.1%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (a)	4,492	3,342
China — 0.7%
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (d) (h)	6,408	529
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (d)	3,620	3,336
NXP BV
5.55%, 12/1/2028	7,310	7,366
2.50%, 5/11/2031	6,987	5,805
2.65%, 2/15/2032	5,990	4,941
TI Automotive Finance plc 3.75%, 4/15/2029 (d)	EUR1,993	2,003
		23,980
Colombia — 0.1%
AI Candelaria Spain SA
7.50%, 12/15/2028 (d)	990	963
5.75%, 6/15/2033 (a)	1,869	1,477
		2,440
Denmark — 0.4%
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (c)	719	682
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (c) (d)	EUR12,600	14,145
		14,827
Finland — 0.0% ^
Amer Sports Co. 6.75%, 2/16/2031 (a)	915	912
France — 4.2%
Altice France SA
5.88%, 2/1/2027 (d)	EUR2,000	1,572
8.13%, 2/1/2027 (a)	1,060	817
3.38%, 1/15/2028 (d)	EUR2,619	1,935
4.13%, 1/15/2029 (d)	EUR2,105	1,517
5.50%, 10/15/2029 (a)	1,745	1,171
Banijay Entertainment SASU
7.00%, 5/1/2029 (d)	EUR700	796
7.00%, 5/1/2029 (a)	EUR791	900
Banijay Group SAS 6.50%, 3/1/2026 (d)	EUR1,510	1,641

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
Banque Federative du Credit Mutuel SA 4.75%, 7/13/2027 (a)	4,415	4,342
Bertrand Franchise Finance SAS 6.50%, 7/18/2030 (a) (g)	EUR583	640
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (b) (c) (e) (f)	8,200	8,565
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (b) (c) (d) (e) (f)	EUR3,000	3,459
BPCE SA
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	10,985	11,016
4.38%, 7/13/2028 (d)	EUR3,000	3,311
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	3,640	2,943
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	1,765	1,452
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	4,435	4,778
Cerba Healthcare SACA 3.50%, 5/31/2028 (d)	EUR2,105	1,930
Chrome Holdco SAS 5.00%, 5/31/2029 (d)	EUR1,202	901
Credit Agricole SA
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	827	770
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (c)	2,275	2,345
Electricite de France SA
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (c) (d) (e) (f)	EUR3,000	3,245
(EURIBOR ICE Swap Rate 5 Year + 3.37%), 2.88%, 12/15/2026 (c) (d) (e) (f)	EUR2,200	2,241
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (c) (d) (e) (f)	EUR2,200	2,211
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (c) (d) (e) (f)	EUR2,800	2,755
5.70%, 5/23/2028 (a)	670	678
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (c) (d) (e) (f)	EUR200	237
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (c) (d) (e) (f)	EUR2,200	2,110
Elis SA
2.88%, 2/15/2026 (d)	EUR2,900	3,083
1.63%, 4/3/2028 (d)	EUR1,000	995
ELO SACA 6.00%, 3/22/2029 (d)	EUR1,400	1,506
Forvia SE
2.63%, 6/15/2025 (d)	EUR650	695
3.13%, 6/15/2026 (d)	EUR2,320	2,458
2.75%, 2/15/2027 (d)	EUR400	415
2.38%, 6/15/2027 (d)	EUR5,100	5,223
3.75%, 6/15/2028 (d)	EUR1,370	1,444
Iliad Holding SASU
5.13%, 10/15/2026 (d)	EUR115	125
5.63%, 10/15/2028 (d)	EUR2,000	2,159
6.88%, 4/15/2031 (a)	EUR1,116	1,231
iliad SA
5.38%, 6/14/2027 (d)	EUR2,500	2,769
1.88%, 2/11/2028 (d)	EUR6,400	6,308
Loxam SAS 4.50%, 2/15/2027 (a)	EUR1,136	1,227
Lune Holdings SARL 5.63%, 11/15/2028 (d)	EUR1,599	1,437
Orange SA (EUR Swap Annual 5 Year + 1.49%), 1.38%, 2/11/2029 (c) (d) (e) (f)	EUR2,300	2,152
Orano SA 4.88%, 9/23/2024	EUR1,200	1,305
Paprec Holding SA
3.50%, 7/1/2028 (d)	EUR1,713	1,774

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
7.25%, 11/17/2029 (a)	EUR651	744
7.25%, 11/17/2029 (d)	EUR180	206
Picard Groupe SAS 3.88%, 7/1/2026 (d)	EUR1,250	1,329
Renault SA
1.25%, 6/24/2025 (d)	EUR1,900	1,999
2.00%, 9/28/2026 (d)	EUR2,100	2,171
2.50%, 6/2/2027 (d)	EUR3,000	3,102
1.13%, 10/4/2027 (d)	EUR2,000	1,965
Rexel SA 2.13%, 12/15/2028 (d)	EUR2,000	1,980
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (a) (b) (c) (e) (f)	4,000	3,663
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (c) (e) (f)	2,927	2,452
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (a) (c)	5,032	4,208
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (a) (c)	4,175	4,361
TotalEnergies Capital International SA
2.83%, 1/10/2030	4,885	4,366
3.13%, 5/29/2050	800	543
Veolia Environnement SA (EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (c) (d) (e) (f)	EUR2,500	2,526
Viridien 7.75%, 4/1/2027 (d)	EUR1,176	1,230
		143,429
Germany — 2.2%
Adler Pelzer Holding GmbH
9.50%, 4/1/2027 (d)	EUR360	394
9.50%, 4/1/2027 (a)	EUR1,368	1,496
Bayer AG (EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (c) (d)	EUR4,400	4,906
Birkenstock Financing SARL 5.25%, 4/30/2029 (d)	EUR3,479	3,793
Cheplapharm Arzneimittel GmbH 3.50%, 2/11/2027 (d)	EUR4,830	5,068
CT Investment GmbH 6.38%, 4/15/2030 (a)	EUR905	987
Deutsche Bank AG (SOFR + 2.26%), 3.74%, 1/7/2033 (c)	4,391	3,631
Deutsche Lufthansa AG
2.88%, 2/11/2025 (d)	EUR600	645
3.00%, 5/29/2026 (d)	EUR1,000	1,063
Evonik Industries AG (EUR Swap Annual 5 Year + 1.84%), 1.38%, 9/2/2081 (c) (d)	EUR1,000	997
IHO Verwaltungs GmbH
3.88% (Cash), 5/15/2027 (d) (i) (j)	EUR2,510	2,657
8.75% (Cash), 5/15/2028 (a) (i)	EUR1,215	1,414
8.75% (Cash), 5/15/2028 (d) (i) (j)	EUR1,410	1,641
Nidda Healthcare Holding GmbH 7.50%, 8/21/2026 (d)	EUR4,760	5,335
ProGroup AG 5.13%, 4/15/2029 (a)	EUR583	634
Schaeffler AG
2.88%, 3/26/2027 (d)	EUR3,510	3,691
3.38%, 10/12/2028 (d)	EUR2,300	2,418
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (d)	EUR1,547	1,677
Techem Verwaltungsgesellschaft 675 mbH 5.38%, 7/15/2029 (a)	EUR624	685
TK Elevator Midco GmbH 4.38%, 7/15/2027 (d)	EUR2,146	2,253
TUI Cruises GmbH
6.50%, 5/15/2026 (d)	EUR754	827

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
6.25%, 4/15/2029 (a)	EUR406	447
Volkswagen International Finance NV
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (c) (d) (e) (f)	EUR4,100	4,376
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (c) (d) (e) (f)	EUR5,100	5,376
Volkswagen Leasing GmbH
0.50%, 1/12/2029 (d)	EUR4,300	4,003
0.63%, 7/19/2029 (d)	EUR3,100	2,858
ZF Europe Finance BV
2.00%, 2/23/2026 (d)	EUR3,000	3,117
2.50%, 10/23/2027 (d)	EUR2,100	2,127
ZF Finance GmbH
3.00%, 9/21/2025 (d)	EUR1,300	1,387
2.25%, 5/3/2028 (d)	EUR2,200	2,187
3.75%, 9/21/2028 (d)	EUR3,000	3,133
		75,223
India — 0.2%
Greenko Dutch BV 3.85%, 3/29/2026 (a)	1,986	1,869
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	4,942	4,454
		6,323
Indonesia — 0.3%
Indonesia Asahan Aluminium PT
5.45%, 5/15/2030 (a)	2,380	2,323
6.76%, 11/15/2048 (d)	595	610
Pertamina Persero PT 3.65%, 7/30/2029 (a)	3,619	3,326
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (d)	610	586
3.00%, 6/30/2030 (a)	2,940	2,538
4.38%, 2/5/2050 (d)	879	672
		10,055
Ireland — 2.2%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	1,108	1,031
6.10%, 1/15/2027	5,715	5,798
5.75%, 6/6/2028	2,752	2,775
3.00%, 10/29/2028	704	636
AIB Group plc
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (b) (c) (d) (e) (f)	EUR6,400	6,944
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (c) (d)	EUR7,400	8,224
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	1,040	1,069
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024 (a)	2,337	2,334
5.50%, 1/15/2026 (a)	3,740	3,701
2.13%, 2/21/2026 (a)	810	758
3.25%, 2/15/2027 (a)	905	842
2.53%, 11/18/2027 (a)	796	710
2.75%, 2/21/2028 (a)	340	304

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ireland — continued
6.38%, 5/4/2028 (a)	2,593	2,629
5.75%, 3/1/2029 (a)	12,055	11,970
5.75%, 11/15/2029 (a)	4,020	3,986
Bank of Ireland Group plc
(EUR Swap Annual 5 Year + 7.92%), 7.50%, 5/19/2025 (b) (c) (d) (e) (f)	EUR4,702	5,183
(EUR Swap Annual 5 Year + 6.43%), 6.00%, 9/1/2025 (b) (c) (d) (e) (f)	EUR4,800	5,182
eircom Finance DAC 3.50%, 5/15/2026 (d)	EUR4,050	4,267
SMBC Aviation Capital Finance DAC 5.55%, 4/3/2034 (a)	4,800	4,695
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026 (d)	EUR1,000	1,067
Smurfit Kappa Treasury ULC 1.50%, 9/15/2027 (d)	EUR1,500	1,511
		75,616
Israel — 0.3%
Energian Israel Finance Ltd.
4.88%, 3/30/2026 (d)	2,289	2,172
5.38%, 3/30/2028 (d)	2,205	1,990
Leviathan Bond Ltd.
6.13%, 6/30/2025 (d)	2,229	2,185
6.50%, 6/30/2027 (d)	2,001	1,898
6.75%, 6/30/2030 (d)	1,390	1,268
		9,513
Italy — 3.3%
Assicurazioni Generali SpA (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (c) (d)	EUR1,200	1,350
Autostrade per l'Italia SpA
2.00%, 12/4/2028 (d)	EUR990	983
5.13%, 6/14/2033 (d)	EUR8,100	9,143
Enel Finance International NV
3.50%, 4/6/2028 (a)	3,665	3,430
1.87%, 7/12/2028 (a) (k)	4,745	4,172
2.25%, 7/12/2031 (a) (k)	1,130	921
5.00%, 6/15/2032 (a)	3,570	3,397
Enel SpA Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (c) (d) (e) (f)	EUR7,000	6,284
Guala Closures SpA 3.25%, 6/15/2028 (d)	EUR2,506	2,514
Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026 (d)	EUR1,500	1,561
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (a)	745	756
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e) (f)	EUR2,510	2,815
4.88%, 5/19/2030 (d)	EUR3,000	3,428
6.63%, 6/20/2033 (a)	10,220	10,570
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	2,144	1,611
Lottomatica SpA
7.13%, 6/1/2028 (d)	EUR1,830	2,095
7.13%, 6/1/2028 (a)	EUR846	968
5.38%, 6/1/2030 (a)	EUR1,077	1,174
Mundys SpA
1.63%, 2/3/2025 (d)	EUR900	956
1.88%, 7/13/2027 (d)	EUR1,990	2,012

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
1.88%, 2/12/2028 (d)	EUR1,980	1,959
Neopharmed Gentili SpA 7.13%, 4/8/2030 (a)	EUR1,397	1,552
Nexi SpA 1.63%, 4/30/2026 (d)	EUR747	772
Pro-Gest SpA 3.25%, 12/15/2024 (d)	EUR1,700	470
Rossini SARL 6.75%, 10/30/2025 (d)	EUR1,200	1,303
Shiba Bidco SpA 4.50%, 10/31/2028 (d)	EUR3,860	4,052
TeamSystem SpA 3.50%, 2/15/2028 (d)	EUR1,568	1,614
Telecom Italia Capital SA
6.38%, 11/15/2033 (a)	464	448
6.38%, 11/15/2033	78	69
7.20%, 7/18/2036 (a)	550	561
7.20%, 7/18/2036	185	168
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR3,910	4,974
Telecom Italia SpA
3.63%, 5/25/2026 (d)	EUR5,460	5,809
2.38%, 10/12/2027 (d)	EUR990	996
1.63%, 1/18/2029 (d)	EUR1,710	1,608
UniCredit SpA
(EUR Swap Annual 5 Year + 4.93%), 5.38%, 6/3/2025 (b) (c) (d) (e) (f)	EUR3,400	3,652
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (e) (f)	EUR4,400	4,918
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	2,806	2,606
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (c) (d)	EUR10,086	11,282
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (c)	4,935	4,168
		113,121
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	5,750	5,323
Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/2040	3,920	2,873
		8,196
Kazakhstan — 0.3%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (d)	5,400	5,226
5.75%, 4/19/2047 (d)	5,480	4,667
		9,893
Kuwait — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	2,530	2,502
Luxembourg — 0.8%
Altice Finco SA 4.75%, 1/15/2028 (d)	EUR3,715	2,430
Altice France Holding SA
8.00%, 5/15/2027 (d)	EUR1,400	480
8.00%, 5/15/2027 (a)	EUR2,823	967
4.00%, 2/15/2028 (d)	EUR1,660	468
ARD Finance SA 5.00% (Cash), 6/30/2027 (d) (i) (j)	EUR1,243	298
GCB144A ENDO 0.00%, 4/1/2029 ‡	2,955	—
Herens Midco SARL 5.25%, 5/15/2029 (d)	EUR2,026	1,565

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Luxembourg — continued
INEOS Finance plc
3.38%, 3/31/2026 (d)	EUR1,497	1,595
6.63%, 5/15/2028 (d)	EUR1,200	1,347
6.38%, 4/15/2029 (a)	EUR1,069	1,192
7.50%, 4/15/2029 (a)	1,160	1,171
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	2,504	2,355
Matterhorn Telecom SA 3.13%, 9/15/2026 (d)	EUR1,914	2,015
Monitchem HoldCo 3 SA
8.75%, 5/1/2028 (a)	EUR460	514
8.75%, 5/1/2028 (d)	EUR570	636
PLT VII Finance SARL
4.63%, 1/5/2026 (d)	EUR2,793	3,023
6.00%, 6/15/2031 (a) (g)	EUR3,713	4,009
SES SA (EUR Swap Annual 5 Year + 3.19%), 2.88%, 5/27/2026 (c) (d) (e) (f)	EUR1,680	1,717
Summer BC Holdco A SARL 9.25%, 10/31/2027 (d)	EUR231	245
Summer BC Holdco B SARL 5.75%, 10/31/2026 (d)	EUR2,243	2,402
		28,429
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (a)	6,007	3,992
Mexico — 0.9%
America Movil SAB de CV 2.88%, 5/7/2030	2,500	2,185
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (b) (c)	4,300	3,967
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (c) (e) (f)	5,558	5,336
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	2,490	1,750
Petroleos Mexicanos
6.88%, 8/4/2026	6,900	6,730
7.69%, 1/23/2050	9,080	6,591
Southern Copper Corp. 5.88%, 4/23/2045	3,070	3,032
		29,591
Morocco — 0.1%
OCP SA 6.88%, 4/25/2044 (d)	2,280	2,157
Netherlands — 1.3%
ABN AMRO Bank NV
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (b) (c) (d) (e) (f)	EUR2,000	2,120
(EUR Swap Annual 5 Year + 3.90%), 4.75%, 9/22/2027 (b) (c) (d) (e) (f)	EUR6,100	6,230
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (c) (d) (e) (f)	EUR8,200	8,515
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	5,350	5,091
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (b) (c) (e) (f)	5,752	5,534
OCI NV 3.63%, 10/15/2025 (d)	EUR63	67
Q-Park Holding I BV
5.13%, 3/1/2029 (a)	EUR1,398	1,532
5.13%, 3/1/2029 (d)	EUR360	395
Sigma Holdco BV 5.75%, 5/15/2026 (d)	EUR1,093	1,137
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (d)	EUR2,370	2,439

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Netherlands — continued
Titan Holdings II BV 5.13%, 7/15/2029 (d)	EUR1,161	1,139
Trivium Packaging Finance BV
3.75%, 8/15/2026 (d) (k)	EUR3,000	3,190
5.50%, 8/15/2026 (a) (k)	200	197
8.50%, 8/15/2027 (a) (k)	200	200
VZ Vendor Financing II BV 2.88%, 1/15/2029 (d)	EUR2,030	1,906
Ziggo Bond Co. BV 3.38%, 2/28/2030 (d)	EUR4,434	4,011
Ziggo BV 2.88%, 1/15/2030 (d)	EUR1,065	1,017
		44,720
Norway — 0.1%
Aker BP ASA 6.00%, 6/13/2033 (a)	2,340	2,361
DNB Bank ASA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (c)	2,803	2,646
		5,007
Portugal — 0.4%
EDP - Energias de Portugal SA
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (c) (d)	EUR4,600	4,841
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (c) (d)	EUR3,900	3,861
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (c) (d)	EUR3,500	3,950
		12,652
South Africa — 0.2%
Anglo American Capital plc 5.50%, 5/2/2033 (a)	7,480	7,371
Spain — 2.6%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (c) (d) (e) (f)	EUR3,600	3,792
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (c) (d) (e) (f)	EUR2,200	2,238
Banco Bilbao Vizcaya Argentaria SA
Series 9, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.19%), 6.50%, 3/5/2025 (b) (c) (e) (f)	2,800	2,777
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (b) (c) (e) (f)	6,800	7,256
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (e) (f)	7,800	8,338
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (e) (f)	3,200	3,510
CaixaBank SA
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (b) (c) (d) (e) (f)	EUR8,000	8,539
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (c)	3,945	4,183
Cellnex Finance Co. SA 1.25%, 1/15/2029 (d)	EUR1,500	1,448
Cellnex Telecom SA
2.88%, 4/18/2025 (d)	EUR1,500	1,612
1.88%, 6/26/2029 (d)	EUR2,400	2,356
1.75%, 10/23/2030 (d)	EUR2,500	2,367
Cirsa Finance International Sarl
10.38%, 11/30/2027 (d)	EUR2,250	2,618
6.50%, 3/15/2029 (a)	EUR524	586
Cirsa Finance International SARL 10.38%, 11/30/2027 (a)	EUR351	408
eDreams ODIGEO SA 5.50%, 7/15/2027 (d)	EUR2,517	2,708
Grifols SA

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — continued
1.63%, 2/15/2025 (d)	EUR2,930	3,128
2.25%, 11/15/2027 (d)	EUR2,461	2,376
3.88%, 10/15/2028 (d)	EUR2,362	2,140
4.75%, 10/15/2028 (a)	440	383
Grupo Antolin-Irausa SA
3.38%, 4/30/2026 (d)	EUR220	223
3.50%, 4/30/2028 (d)	EUR1,055	864
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (d)	EUR1,924	2,012
Lorca Telecom Bondco SA 4.00%, 9/18/2027 (d)	EUR7,112	7,533
Telefonica Emisiones SA 5.21%, 3/8/2047	1,950	1,736
Telefonica Europe BV
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (c) (d) (e) (f)	EUR3,900	4,147
(EUR Swap Annual 6 Year + 4.32%), 7.13%, 8/23/2028 (c) (d) (e) (f)	EUR3,000	3,527
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (c) (d) (e) (f)	EUR5,100	5,755
		88,560
Sweden — 0.7%
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (e) (f)	10,400	8,853
Verisure Holding AB
3.88%, 7/15/2026 (d)	EUR1,517	1,626
3.25%, 2/15/2027 (d)	EUR3,620	3,771
5.50%, 5/15/2030 (a)	EUR1,309	1,436
Verisure Midholding AB 5.25%, 2/15/2029 (d)	EUR3,903	4,112
Volvo Car AB
2.00%, 1/24/2025 (d)	EUR2,200	2,343
2.50%, 10/7/2027 (d)	EUR750	772
		22,913
Switzerland — 0.7%
Dufry One BV 2.00%, 2/15/2027 (d)	EUR2,000	2,035
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	200	192
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	3,558	3,489
4.28%, 1/9/2028 (a)	6,530	6,254
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (e) (f)	1,275	1,361
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (c)	1,585	1,496
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	1,853	1,723
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	5,132	4,373
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 4.99%, 8/5/2033 (a) (c)	2,195	2,098
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (e) (f)	1,290	1,436
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a)	515	468
		24,925
United Arab Emirates — 0.1%
DP World Crescent Ltd. 4.85%, 9/26/2028 (d)	2,490	2,425

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — 4.5%
888 Acquisitions Ltd.
7.56%, 7/15/2027 (a)	EUR1,070	1,147
7.56%, 7/15/2027 (d)	EUR495	532
Barclays plc
4.84%, 5/9/2028	710	686
(SOFR + 2.22%), 6.49%, 9/13/2029 (c)	3,300	3,412
(3-MONTH SOFR + 3.05%), 5.09%, 6/20/2030 (c)	305	294
BAT Capital Corp.
6.34%, 8/2/2030	3,370	3,514
7.08%, 8/2/2043	9,535	10,188
Cadent Finance plc 0.63%, 3/19/2030 (d)	EUR6,500	5,842
ContourGlobal Power Holdings SA
2.75%, 1/1/2026 (d)	EUR2,000	2,086
3.13%, 1/1/2028 (d)	EUR712	710
CPUK Finance Ltd. 4.50%, 8/28/2027 (d)	GBP700	827
EC Finance plc 3.00%, 10/15/2026 (d)	EUR3,309	3,473
Heathrow Funding Ltd.
1.13%, 10/8/2030 (d)	EUR10,300	9,414
5.88%, 5/13/2041 (d)	GBP1,900	2,431
HSBC Holdings plc
(SOFR + 3.03%), 7.34%, 11/3/2026 (c)	2,420	2,477
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	4,135	4,097
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	8,500	7,604
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	535	468
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,981	1,844
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (c) (e) (f)	6,075	5,105
Iceland Bondco plc
10.88%, 12/15/2027 (d)	GBP150	199
10.88%, 12/15/2027 (a)	GBP537	713
INEOS Quattro Finance 1 plc 3.75%, 7/15/2026 (d)	EUR1,967	2,070
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR1,033	1,185
8.50%, 3/15/2029 (d)	EUR280	321
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (d)	EUR1,263	1,279
International Consolidated Airlines Group SA
2.75%, 3/25/2025 (d)	EUR2,100	2,250
1.50%, 7/4/2027 (d)	EUR400	400
Jaguar Land Rover Automotive plc
5.88%, 11/15/2024 (d)	EUR985	1,071
4.50%, 1/15/2026 (d)	EUR1,390	1,508
6.88%, 11/15/2026 (d)	EUR706	808
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (c)	3,670	3,688
Macquarie Airfinance Holdings Ltd. 6.40%, 3/26/2029 (a)	77	78
National Grid plc
0.25%, 9/1/2028 (d)	EUR3,600	3,372
0.55%, 9/18/2029 (d)	EUR6,800	6,216

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (e) (f)	4,257	4,160
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (c)	4,800	4,788
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (c) (e) (f)	1,460	1,480
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	3,380	3,382
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (c) (d)	EUR2,534	2,528
Nomad Foods Bondco plc 2.50%, 6/24/2028 (d)	EUR1,860	1,862
Pinnacle Bidco plc
8.25%, 10/11/2028 (d)	EUR1,090	1,255
8.25%, 10/11/2028 (a)	EUR1,084	1,248
Punch Finance plc 6.13%, 6/30/2026 (d)	GBP1,856	2,300
RAC Bond Co. plc 5.25%, 11/4/2027 (d)	GBP2,398	2,866
Rolls-Royce plc
4.63%, 2/16/2026 (d)	EUR1,331	1,454
5.75%, 10/15/2027 (d)	GBP1,220	1,562
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	2,785	2,825
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	5,200	4,794
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	7,950	8,160
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	2,000	2,126
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (c)	1,007	954
Synthomer plc 3.88%, 7/1/2025 (d)	EUR165	177
Virgin Media Finance plc 3.75%, 7/15/2030 (d)	EUR2,450	2,269
Virgin Media Secured Finance plc 5.00%, 4/15/2027 (d)	GBP3,630	4,561
Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028 (d)	GBP849	959
Vodafone Group plc
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (c) (d)	EUR3,570	3,501
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (c) (d)	EUR4,050	4,715
		155,235
United States — 32.5%
AbbVie, Inc.
5.05%, 3/15/2034	1,525	1,509
4.70%, 5/14/2045	862	778
4.25%, 11/21/2049	12,364	10,271
5.40%, 3/15/2054	2,450	2,415
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	430	418
5.00%, 4/15/2029 (a)	870	820
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,690	5,934
Acushnet Co. 7.38%, 10/15/2028 (a)	780	802
Adient Global Holdings Ltd.
3.50%, 8/15/2024 (d)	EUR299	323
4.88%, 8/15/2026 (a)	700	680
7.00%, 4/15/2028 (a)	835	853
8.25%, 4/15/2031 (a)	710	739
ADT Security Corp. (The) 4.13%, 8/1/2029 (a)	1,725	1,567

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
AES Corp. (The) 3.95%, 7/15/2030 (a)	1,568	1,413
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	1,115	1,034
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	100	101
4.63%, 1/15/2027 (a)	605	583
4.88%, 2/15/2030 (a)	425	398
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	596	589
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	4	4
4.63%, 6/1/2028 (a)	500	450
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	277	266
5.88%, 6/1/2029 (a)	3,545	3,488
Ameren Corp. 3.50%, 1/15/2031	850	762
American Airlines, Inc. 5.50%, 4/20/2026 (a)	1,303	1,291
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	71	70
6.50%, 4/1/2027	1,780	1,770
6.88%, 7/1/2028	885	878
5.00%, 10/1/2029	1,300	1,184
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (c) (e) (f)	1,388	1,265
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR200	190
AmeriGas Partners LP 5.50%, 5/20/2025	505	497
Amgen, Inc.
5.25%, 3/2/2033	3,654	3,626
4.66%, 6/15/2051	2,660	2,275
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	190	190
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	900	890
5.75%, 1/15/2028 (a)	1,015	993
5.38%, 6/15/2029 (a)	415	398
Antero Resources Corp.
8.38%, 7/15/2026 (a)	208	214
7.63%, 2/1/2029 (a)	913	941
Anywhere Real Estate Group LLC 5.25%, 4/15/2030 (a)	965	630
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	410	367
4.75%, 10/15/2029 (a)	498	457
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	470	410
6.13%, 12/1/2028 (a)	2,175	1,752
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (d)	EUR4,115	3,615
4.13%, 8/15/2026 (a)	935	795
4.75%, 7/15/2027 (d)	GBP1,120	785
5.25%, 8/15/2027 (a)	365	214

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	1,236	1,137
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	140	140
Ashland Services BV 2.00%, 1/30/2028 (d)	EUR407	406
AT&T, Inc.
2.55%, 12/1/2033	4,170	3,290
3.50%, 9/15/2053	3,980	2,688
3.55%, 9/15/2055	410	275
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	2,305	2,091
ATI, Inc. 4.88%, 10/1/2029	885	827
Audacy Capital Corp.
6.50%, 5/1/2027 (a) (h)	416	16
6.75%, 3/31/2029 (a) (h)	185	7
Avantor Funding, Inc.
3.88%, 7/15/2028 (d)	EUR2,425	2,559
4.63%, 7/15/2028 (a)	1,156	1,088
Avient Corp. 7.13%, 8/1/2030 (a)	190	193
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	264	253
5.38%, 3/1/2029 (a)	3,070	2,801
8.00%, 2/15/2031 (a)	150	148
Avis Budget Finance plc
7.00%, 2/28/2029 (a)	EUR955	1,028
7.25%, 7/31/2030 (d)	EUR800	860
7.25%, 7/31/2030 (a)	EUR1,765	1,898
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	470	454
Ball Corp. 1.50%, 3/15/2027	EUR750	765
Bank of America Corp.
Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (c) (e) (f)	235	235
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	1,910	1,896
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	4,060	3,917
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	5,405	4,991
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	5,000	4,649
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	5,085	5,058
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	1,875	1,654
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	2,035	2,069
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (c)	9,282	8,202
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	6,260	5,112
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	3,490	2,830
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	517	427
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	3,280	3,354
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	4,040	4,013
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,965	1,370
Bath & Body Works, Inc. 7.50%, 6/15/2029	196	201
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	725	676
8.50%, 1/31/2027 (a)	298	216

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	2,797	2,638
5.75%, 8/15/2027 (a)	29	23
5.00%, 1/30/2028 (a)	505	286
4.88%, 6/1/2028 (a)	1,480	1,084
5.25%, 1/30/2030 (a)	2,654	1,347
Baxter International, Inc. 2.54%, 2/1/2032	5,800	4,711
Belden, Inc. 3.38%, 7/15/2027 (d)	EUR5,000	5,249
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	512	424
Berry Global, Inc. 5.80%, 6/15/2031 (a)	2,815	2,801
Big River Steel LLC 6.63%, 1/31/2029 (a)	400	398
Block, Inc.
3.50%, 6/1/2031	415	355
6.50%, 5/15/2032 (a)	1,077	1,087
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	400	400
Boeing Co. (The)
6.53%, 5/1/2034 (a)	175	177
3.50%, 3/1/2039	2,500	1,771
5.71%, 5/1/2040	1,080	992
3.95%, 8/1/2059	1,190	747
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,590	1,468
BP Capital Markets America, Inc. 4.81%, 2/13/2033	4,910	4,749
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (c) (e) (f)	705	689
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (c) (d) (e) (f)	EUR7,100	7,492
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (c) (d) (e) (f)	EUR800	828
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (c) (e) (f)	5,995	5,656
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (c) (e) (f)	3,120	3,190
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	4,370	4,342
5.55%, 2/22/2054	4,290	4,224
5.65%, 2/22/2064	1,245	1,217
Broadcom, Inc. 3.47%, 4/15/2034 (a)	6,955	5,861
Buckeye Partners LP
4.13%, 12/1/2027	435	403
4.50%, 3/1/2028 (a)	140	131
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	1,317	1,150
6.38%, 3/1/2034 (a)	375	368
Burlington Northern Santa Fe LLC 2.88%, 6/15/2052	1,760	1,105
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	660	673
6.50%, 2/15/2032 (a)	541	535
Carnival Corp. 5.75%, 3/1/2027 (a)	650	638
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	371	363
2.38%, 3/1/2028 (d)	EUR1,200	1,247

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.13%, 2/15/2029 (a)	335	320
CCO Holdings LLC
5.13%, 5/1/2027 (a)	6,110	5,840
5.00%, 2/1/2028 (a)	3,665	3,384
5.38%, 6/1/2029 (a)	3,848	3,447
4.75%, 3/1/2030 (a)	7,188	6,123
4.50%, 8/15/2030 (a)	1,625	1,350
4.25%, 2/1/2031 (a)	2,422	1,952
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	3,490	3,462
CDW LLC 3.25%, 2/15/2029	143	129
Cedar Fair LP 5.25%, 7/15/2029	1,134	1,068
Cencora, Inc. 2.70%, 3/15/2031	5,053	4,287
Centene Corp. 4.63%, 12/15/2029	3,680	3,464
CenterPoint Energy, Inc. 2.95%, 3/1/2030	5,863	5,167
Central Garden & Pet Co. 4.13%, 10/15/2030	3,445	3,051
CF Industries, Inc. 4.95%, 6/1/2043	3,016	2,656
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	700	721
Charter Communications Operating LLC
2.25%, 1/15/2029	1,280	1,088
2.80%, 4/1/2031	6,120	4,994
3.50%, 6/1/2041	3,375	2,268
5.38%, 5/1/2047	2,844	2,286
4.80%, 3/1/2050	1,725	1,272
3.70%, 4/1/2051	4,637	2,838
3.90%, 6/1/2052	4,238	2,660
Chemours Co. (The)
5.38%, 5/15/2027	160	152
5.75%, 11/15/2028 (a)	1,230	1,126
Cheniere Energy Partners LP
4.50%, 10/1/2029	6,060	5,759
5.95%, 6/30/2033	4,670	4,711
5.75%, 8/15/2034 (a)	1,495	1,485
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	330	326
6.75%, 4/15/2029 (a)	1,985	1,990
Chord Energy Corp. 6.38%, 6/1/2026 (a)	640	639
Ciena Corp. 4.00%, 1/31/2030 (a)	1,420	1,272
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	170	167
5.25%, 7/15/2028 (a)	835	780
Citibank NA 5.57%, 4/30/2034	465	471
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (e) (f)	2,321	2,218
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (e) (f)	6,687	6,291
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	5,465	5,083
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	3,415	3,290
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	1,695	1,691

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	2,080	2,060
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	5,950	5,650
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	9,400	8,020
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	375	308
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	3,345	3,311
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	1,025	1,076
8.75%, 7/1/2031 (a)	995	1,062
Clarios Global LP
6.25%, 5/15/2026 (a)	764	763
8.50%, 5/15/2027 (a)	1,873	1,885
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	250	228
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,762	2,609
7.75%, 4/15/2028 (a)	2,575	2,221
9.00%, 9/15/2028 (a)	392	408
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	1,753	1,641
Coherent Corp. 5.00%, 12/15/2029 (a)	5,309	4,951
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,275	1,090
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	8,155	8,275
6.04%, 11/15/2033 (a)	1,790	1,825
Comcast Corp.
2.80%, 1/15/2051	6,899	4,229
5.35%, 5/15/2053	4,000	3,808
2.99%, 11/1/2063	3,052	1,782
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	1,543	1,268
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,470	1,312
4.75%, 9/1/2029 (a)	980	706
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	927	929
6.13%, 4/1/2030 (a)	765	546
5.25%, 5/15/2030 (a)	295	245
4.75%, 2/15/2031 (a)	2,275	1,796
10.88%, 1/15/2032 (a) (g)	820	847
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,382	2,304
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	1,540	1,432
Constellation Brands, Inc. 2.25%, 8/1/2031	11,907	9,719
Constellation Energy Generation LLC
5.80%, 3/1/2033	903	917
5.60%, 6/15/2042	2,735	2,630
6.50%, 10/1/2053	2,341	2,500
Constellium SE
4.25%, 2/15/2026 (d)	EUR811	875
5.63%, 6/15/2028 (a)	930	903

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (i)	2,398	2,564
10.63% (PIK), 5/15/2027 (a) (i)	1,474	1,039
Coty, Inc.
3.88%, 4/15/2026 (d)	EUR1,760	1,900
4.75%, 4/15/2026 (d)	EUR760	822
5.00%, 4/15/2026 (a)	498	491
4.75%, 1/15/2029 (a)	420	395
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	1,110	1,175
7.63%, 4/1/2032 (a)	475	484
Crown European Holdings SA
2.63%, 9/30/2024 (d)	EUR1,260	1,359
3.38%, 5/15/2025 (d)	EUR1,380	1,482
5.00%, 5/15/2028 (d)	EUR1,900	2,110
CSC Holdings LLC
5.38%, 2/1/2028 (a)	1,135	797
6.50%, 2/1/2029 (a)	2,180	1,475
5.75%, 1/15/2030 (a)	1,250	540
CVS Health Corp.
2.13%, 9/15/2031	1,480	1,180
5.25%, 2/21/2033	1,475	1,434
4.13%, 4/1/2040	1,205	972
2.70%, 8/21/2040	3,480	2,308
Danaher Corp. 2.80%, 12/10/2051	4,050	2,538
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,975	2,665
3.75%, 2/15/2031 (a)	648	544
DCP Midstream Operating LP 6.75%, 9/15/2037 (a)	535	570
Diamondback Energy, Inc. 3.13%, 3/24/2031	3,145	2,755
Discovery Communications LLC
3.63%, 5/15/2030	445	392
4.65%, 5/15/2050	1,620	1,201
DISH DBS Corp.
5.88%, 11/15/2024	2,860	2,723
7.75%, 7/1/2026	1,691	1,076
5.25%, 12/1/2026 (a)	3,795	3,022
5.75%, 12/1/2028 (a)	755	526
DISH Network Corp. 11.75%, 11/15/2027 (a)	5,179	5,196
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	470	485
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	730	741
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	1,340	1,158
Duke Energy Corp. 2.45%, 6/1/2030	3,029	2,583
Duke Energy Indiana LLC 5.40%, 4/1/2053	375	355
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	405	401

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.65%, 4/1/2053	149	146
Duke Energy Progress LLC 3.40%, 4/1/2032	1,410	1,239
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	315	293
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	1,920	1,551
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	840	780
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,281	2,217
4.13%, 4/1/2029 (a)	1,469	1,337
Elastic NV 4.13%, 7/15/2029 (a)	930	832
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,325	1,206
EMRLD Borrower LP
6.38%, 12/15/2030 (a)	EUR1,597	1,794
6.38%, 12/15/2030 (d)	EUR800	899
6.63%, 12/15/2030 (a)	1,795	1,798
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	1,460	1,488
8.75%, 5/1/2031 (a)	338	350
Encompass Health Corp.
5.75%, 9/15/2025	650	647
4.50%, 2/1/2028	642	607
4.75%, 2/1/2030	300	278
4.63%, 4/1/2031	1,590	1,437
Endo DAC 0.00%, 6/30/2028 ‡	308	9
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	223	229
Energizer Gamma Acquisition BV 3.50%, 6/30/2029 (d)	EUR2,409	2,352
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	2,192	2,022
4.38%, 3/31/2029 (a)	3,230	2,871
Energy Transfer LP
5.75%, 4/1/2025	910	909
5.63%, 5/1/2027 (a)	100	100
7.38%, 2/1/2031 (a)	495	514
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (c)	4,170	4,341
Entegris, Inc.
4.38%, 4/15/2028 (a)	200	187
5.95%, 6/15/2030 (a)	3,500	3,445
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	1,280	1,275
Entergy Texas, Inc. 1.75%, 3/15/2031	1,355	1,092
Enterprise Products Operating LLC 3.20%, 2/15/2052	1,102	732
EQM Midstream Partners LP
4.00%, 8/1/2024	347	346
6.00%, 7/1/2025 (a)	35	35
4.50%, 1/15/2029 (a)	3,055	2,847
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	1,040	1,073
8.63%, 5/15/2032 (a)	740	766
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	1,974	1,666

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Exxon Mobil Corp. 3.00%, 8/16/2039	3,735	2,834
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,795	2,621
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	535	482
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	4,375	3,965
4.55%, 4/1/2049 (a)	2,223	1,817
Ford Motor Credit Co. LLC
2.75%, 6/14/2024	GBP946	1,204
1.36%, 2/7/2025	EUR1,375	1,464
2.30%, 2/10/2025	1,975	1,926
5.13%, 6/16/2025	2,965	2,943
4.39%, 1/8/2026	500	488
6.95%, 6/10/2026	1,755	1,786
4.54%, 8/1/2026	785	763
4.27%, 1/9/2027	3,982	3,826
4.95%, 5/28/2027	2,550	2,486
3.63%, 6/17/2031	3,062	2,616
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	367	351
4.25%, 3/1/2030	955	898
4.63%, 8/1/2030	584	559
5.40%, 11/14/2034	1,582	1,543
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	2,430	2,366
5.00%, 5/1/2028 (a)	785	733
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	410	387
GCI LLC 4.75%, 10/15/2028 (a)	2,310	2,097
General Electric Co. 4.13%, 9/19/2035 (d)	EUR1,109	1,223
General Motors Co. 5.15%, 4/1/2038	1,600	1,468
Genesis Energy LP
8.00%, 1/15/2027	785	800
7.75%, 2/1/2028	544	546
8.25%, 1/15/2029	235	241
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	385	376
4.00%, 8/1/2028 (a)	2,110	1,929
4.75%, 6/15/2029 (a)	875	814
4.38%, 8/15/2029 (a)	400	365
Gilead Sciences, Inc. 5.55%, 10/15/2053	4,880	4,843
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	345	320
Global Payments, Inc.
2.90%, 5/15/2030	1,360	1,178
2.90%, 11/15/2031	3,450	2,871
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	790	769
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (c) (e) (f)	3,709	3,479
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	3,770	3,507

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	4,905	4,800
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	3,790	3,485
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	4,540	4,219
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (c) (e) (f)	2,052	2,138
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (c) (e) (f)	5,020	5,158
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,730	1,444
(SOFR + 1.26%), 2.65%, 10/21/2032 (c)	11,190	9,268
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	2,515	2,135
(SOFR + 1.55%), 5.85%, 4/25/2035 (c)	1,555	1,588
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	2,665	2,262
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	1,728	1,589
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	680	641
Graphic Packaging International LLC 3.50%, 3/15/2028 (a)	573	524
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	810	776
Gray Television, Inc.
7.00%, 5/15/2027 (a)	2,408	2,125
10.50%, 7/15/2029 (a)	1,345	1,336
Griffon Corp. 5.75%, 3/1/2028	3,280	3,171
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	346	351
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	500	510
HCA, Inc.
4.50%, 2/15/2027	1,840	1,796
5.20%, 6/1/2028	1,740	1,726
5.63%, 9/1/2028	1,147	1,153
4.13%, 6/15/2029	6,950	6,548
3.50%, 9/1/2030	1,678	1,502
2.38%, 7/15/2031	4,335	3,537
5.50%, 6/15/2047	181	168
5.25%, 6/15/2049	3,010	2,670
3.50%, 7/15/2051	1,470	981
4.63%, 3/15/2052	6,715	5,413
5.90%, 6/1/2053	2,650	2,569
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	4,042	3,963
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,535	3,451
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	1,706	1,325
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 (h)	1,600	52
7.13%, 8/1/2026 (h)	265	24
6.00%, 1/15/2028 (h)	685	62
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	415	400
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,205	1,164
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	955	930
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,413	576
Hyundai Capital America
3.50%, 11/2/2026 (a)	8,025	7,641
3.50%, 11/2/2026 (d)	2,600	2,475
6.50%, 1/16/2029 (a)	505	525

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,045	1,565
8.38%, 5/1/2027	2,728	985
5.25%, 8/15/2027 (a)	1,140	630
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 7.14%, 12/21/2065 (a) (c)	500	400
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 7.39%, 12/21/2065 (a) (c)	535	435
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,780	2,588
Interface, Inc. 5.50%, 12/1/2028 (a)	775	731
International Game Technology plc 2.38%, 4/15/2028 (d)	EUR2,912	2,960
IQVIA, Inc.
2.88%, 9/15/2025 (d)	EUR325	346
1.75%, 3/15/2026 (d)	EUR946	982
2.25%, 1/15/2028 (d)	EUR1,120	1,126
2.88%, 6/15/2028 (d)	EUR3,359	3,432
2.25%, 3/15/2029 (d)	EUR1,090	1,070
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	597	576
5.00%, 7/15/2028 (a)	1,100	1,044
4.88%, 9/15/2029 (a)	345	320
4.50%, 2/15/2031 (a)	750	668
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	7,371	6,447
Jazz Securities DAC 4.38%, 1/15/2029 (a)	915	842
JBS USA Holding Lux SARL
6.75%, 3/15/2034 (a)	1,421	1,493
4.38%, 2/2/2052	1,177	872
7.25%, 11/15/2053 (a)	2,820	3,086
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	870	815
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	2,715	2,234
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,000	850
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (c)	3,767	3,792
Kinder Morgan, Inc. 5.20%, 6/1/2033	3,440	3,321
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	550	536
Kraft Heinz Foods Co.
2.25%, 5/25/2028 (d)	EUR400	412
4.88%, 10/1/2049	4,250	3,714
LABL, Inc. 6.75%, 7/15/2026 (a)	2,175	2,149
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	270	243
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	1,925	1,153
11.00%, 11/15/2029 (a)	644	660
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	1,435	1,425
6.50%, 5/15/2027 (a)	450	452
4.75%, 10/15/2027 (a)	1,800	1,705
Lowe's Cos., Inc. 4.25%, 4/1/2052	1,065	837
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	582	374

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.13%, 4/15/2030 (a)	1,015	649
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,630	1,510
5.88%, 6/30/2029 (a)	1,475	1,367
Marvell Technology, Inc. 5.95%, 9/15/2033	5,124	5,258
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	2,490	2,537
9.25%, 4/15/2027 (a)	485	483
Medline Borrower LP
3.88%, 4/1/2029 (a)	440	400
6.25%, 4/1/2029 (a)	593	593
5.25%, 10/1/2029 (a)	1,570	1,480
Medtronic Global Holdings SCA 1.50%, 7/2/2039	EUR1,500	1,181
Meta Platforms, Inc. 4.45%, 8/15/2052	3,701	3,161
MetLife, Inc.
6.40%, 12/15/2036	435	438
9.25%, 4/8/2038 (a)	3,935	4,561
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	2,100	1,936
MGM Resorts International
4.63%, 9/1/2026	307	298
5.50%, 4/15/2027	15	15
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	425	215
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	680	620
Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)	800	698
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	11,955	11,089
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	967	937
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	3,015	2,995
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	965	959
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	7,680	7,707
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	11,330	9,860
(SOFR + 3.12%), 3.62%, 4/1/2031 (c)	3,908	3,567
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	882	702
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	535	439
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	2,520	2,494
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	5,235	4,128
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	1,255	1,246
3.97%, 7/22/2038 (j)	3,985	3,360
MPLX LP
4.00%, 3/15/2028	690	658
2.65%, 8/15/2030	1,246	1,064
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	345	346
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	1,345	1,284
5.13%, 12/15/2030 (a)	1,140	1,035
7.13%, 2/1/2032 (a)	285	284
Navient Corp. 5.00%, 3/15/2027	385	365

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,122	1,210
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	2,480	2,321
5.13%, 4/15/2029 (a)	690	641
Netflix, Inc. 5.38%, 11/15/2029 (a)	9,956	10,022
New Albertsons LP
7.45%, 8/1/2029	197	207
8.00%, 5/1/2031	480	511
Newell Brands, Inc.
5.70%, 4/1/2026 (k)	2,020	1,995
6.63%, 9/15/2029	455	445
7.00%, 4/1/2046 (k)	300	247
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	912	861
4.75%, 11/1/2028 (a)	1,160	1,023
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	1,030	1,024
NNN REIT, Inc., REIT 5.50%, 6/15/2034	930	917
Norfolk Southern Corp. 3.70%, 3/15/2053	1,930	1,393
Novelis Corp. 4.75%, 1/30/2030 (a)	615	568
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (d)	EUR1,368	1,403
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	3,480	3,478
6.63%, 1/15/2027	310	310
5.75%, 1/15/2028	200	196
5.25%, 6/15/2029 (a)	1,420	1,354
3.63%, 2/15/2031 (a)	865	741
NuStar Logistics LP 5.63%, 4/28/2027	1,000	985
Occidental Petroleum Corp. 6.20%, 3/15/2040	1,290	1,298
OI European Group BV
6.25%, 5/15/2028 (d)	EUR400	450
6.25%, 5/15/2028 (a)	EUR989	1,113
5.25%, 6/1/2029 (a)	EUR1,043	1,140
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,456	2,243
OneMain Finance Corp.
7.13%, 3/15/2026	1,627	1,651
4.00%, 9/15/2030	700	595
Oracle Corp. 3.60%, 4/1/2050	4,277	2,975
Organon & Co.
2.88%, 4/30/2028 (d)	EUR2,296	2,338
4.13%, 4/30/2028 (a)	2,880	2,660
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	545	523
4.63%, 3/15/2030 (a)	383	340
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	955	908
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,130	1,122
Pacific Gas and Electric Co.
4.65%, 8/1/2028	4,230	4,069

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.15%, 1/15/2033	2,570	2,622
6.40%, 6/15/2033	5,220	5,419
5.80%, 5/15/2034	3,225	3,217
4.60%, 6/15/2043	2,692	2,192
4.75%, 2/15/2044	294	244
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,735	1,619
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (h)	248	— (l)
Paysafe Finance plc 3.00%, 6/15/2029 (d)	EUR860	853
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	824	803
4.25%, 8/1/2029 (a)	195	177
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	1,020	1,042
PetSmart, Inc.
4.75%, 2/15/2028 (a)	2,885	2,679
7.75%, 2/15/2029 (a)	1,000	957
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	2,680	2,518
PG&E Corp.
5.00%, 7/1/2028	1,563	1,498
5.25%, 7/1/2030	410	391
Philip Morris International, Inc. 5.63%, 11/17/2029	3,000	3,055
Pike Corp. 5.50%, 9/1/2028 (a)	827	787
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (c) (e) (f)	3,704	3,292
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	1,055	1,055
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,409	1,342
4.63%, 4/15/2030 (a)	1,000	908
Presidio Holdings, Inc.
4.88%, 2/1/2027 (a)	1,991	1,989
8.25%, 2/1/2028 (a)	580	591
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,270	1,224
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	750	745
3.38%, 8/31/2027 (a)	40	37
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (c)	2,395	2,401
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	2,695	2,162
Range Resources Corp.
8.25%, 1/15/2029	340	353
4.75%, 2/15/2030 (a)	75	70
Regency Centers LP, REIT 2.95%, 9/15/2029	1,185	1,058
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	3,624	3,475
4.50%, 2/15/2029 (a)	755	701
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,509	1,579
Rite Aid Corp.
7.50%, 7/1/2025 (a) (h)	947	464
8.00%, 11/15/2026 (a) (h)	2,273	1,137

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,170	1,088
3.63%, 3/1/2029 (a)	640	572
4.00%, 10/15/2033 (a)	435	361
Roper Technologies, Inc. 2.95%, 9/15/2029	1,807	1,613
Royal Caribbean Cruises Ltd.
8.25%, 1/15/2029 (a)	435	458
9.25%, 1/15/2029 (a)	1,280	1,363
6.25%, 3/15/2032 (a)	470	468
SBA Communications Corp., REIT 3.13%, 2/1/2029	295	260
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	395	384
4.50%, 10/15/2029	2,197	1,977
4.00%, 4/1/2031	2,495	2,133
4.38%, 2/1/2032	1,485	1,266
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	515	331
Seagate HDD Cayman
4.09%, 6/1/2029	1,369	1,253
8.25%, 12/15/2029 (a)	825	883
8.50%, 7/15/2031 (a)	96	102
Sempra
3.80%, 2/1/2038	1,865	1,524
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (c)	2,210	2,188
Sensata Technologies BV
5.00%, 10/1/2025 (a)	129	130
4.00%, 4/15/2029 (a)	1,470	1,335
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	11	10
Service Corp. International
5.13%, 6/1/2029	325	312
3.38%, 8/15/2030	974	835
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (i)	1,079	864
9.75%, 10/1/2027 (a)	173	173
Silgan Holdings, Inc.
3.25%, 3/15/2025	EUR2,850	3,061
2.25%, 6/1/2028	EUR433	432
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	1,535	1,458
4.00%, 7/15/2028 (a)	440	394
5.50%, 7/1/2029 (a)	1,306	1,213
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	4,110	4,030
SM Energy Co. 6.63%, 1/15/2027	1,675	1,665
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,315	1,181
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	2,217	2,117
Series 13-A, 3.90%, 3/15/2043	564	438
3.65%, 2/1/2050	1,513	1,080

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	1,724	1,391
5.15%, 9/15/2032	2,350	2,319
Southwestern Energy Co.
5.70%, 1/23/2025 (k)	147	146
8.38%, 9/15/2028	630	650
5.38%, 3/15/2030	1,160	1,116
Spectrum Brands, Inc.
4.00%, 10/1/2026 (d)	EUR1,820	1,951
5.00%, 10/1/2029 (a)	1,550	1,549
3.88%, 3/15/2031 (a)	910	838
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	460	493
Sprint Capital Corp. 6.88%, 11/15/2028	4,210	4,446
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	300	298
6.13%, 7/1/2029 (a)	745	756
6.00%, 12/1/2029 (a)	280	284
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,240	3,173
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,164	1,065
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	34	33
4.75%, 1/15/2028 (a)	3,900	3,715
4.38%, 7/15/2030 (a)	420	375
Staples, Inc.
7.50%, 4/15/2026 (a)	3,215	3,214
10.75%, 4/15/2027 (a)	1,210	1,077
10.75%, 9/1/2029 (a) (g)	1,990	1,926
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (e) (f)	2,257	2,281
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,113	1,072
Summit Midstream Holdings LLC 9.50%, 10/15/2026 (a) (k)	550	564
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,590	2,320
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	2,230	2,138
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	105	100
7.38%, 2/15/2029 (a)	100	100
6.00%, 12/31/2030 (a)	400	377
6.00%, 9/1/2031 (a)	1,500	1,405
Targa Resources Partners LP 4.00%, 1/15/2032	1,200	1,073
TEGNA, Inc. 4.63%, 3/15/2028	505	457
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	3,965	3,556
3.88%, 10/15/2031 (a)	435	365
Tenet Healthcare Corp.
6.25%, 2/1/2027	3,565	3,562
5.13%, 11/1/2027	1,237	1,205
4.63%, 6/15/2028	1,665	1,582

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.13%, 10/1/2028	345	342
4.25%, 6/1/2029	420	389
6.13%, 6/15/2030	25	25
6.75%, 5/15/2031 (a)	735	742
Terex Corp. 5.00%, 5/15/2029 (a)	1,580	1,486
Texas Instruments, Inc. 5.00%, 3/14/2053	200	187
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR200	179
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,009	896
3.38%, 4/15/2029	4,380	4,009
2.55%, 2/15/2031	2,471	2,084
2.25%, 11/15/2031	3,778	3,065
TransDigm, Inc.
6.38%, 3/1/2029 (a)	611	610
6.63%, 3/1/2032 (a)	612	614
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	85	85
Transocean, Inc. 8.25%, 5/15/2029 (a)	478	478
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	1,370	1,412
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	144	118
5.13%, 4/1/2029 (a)	730	309
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	2,317	2,321
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	586	541
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	171	177
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (c)	945	965
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	3,876	3,691
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	3,181	3,191
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	580	576
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	530	500
UGI International LLC 2.50%, 12/1/2029 (d)	EUR1,985	1,910
Union Electric Co. 3.90%, 4/1/2052	885	679
United Rentals North America, Inc.
5.50%, 5/15/2027	341	337
4.88%, 1/15/2028	195	188
United States Cellular Corp. 6.70%, 12/15/2033	2,099	2,209
United States Steel Corp. 6.88%, 3/1/2029	190	190
Univision Communications, Inc. 6.63%, 6/1/2027 (a)	1,845	1,782
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (c)	1,100	1,098
US Foods, Inc. 4.75%, 2/15/2029 (a)	135	127
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	410	413
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	550	562
9.50%, 2/1/2029 (a)	620	672
9.88%, 2/1/2032 (a)	748	802
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	222	184

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
VICI Properties LP, REIT
3.50%, 2/15/2025 (a)	220	216
4.25%, 12/1/2026 (a)	823	791
5.75%, 2/1/2027 (a)	258	258
3.75%, 2/15/2027 (a)	240	227
4.63%, 12/1/2029 (a)	664	621
4.13%, 8/15/2030 (a)	245	221
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	1,359	1,335
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	332	327
3.70%, 1/30/2027 (a)	3,157	2,994
5.63%, 2/15/2027 (a)	820	807
4.38%, 5/1/2029 (a)	1,126	1,042
6.88%, 4/15/2032 (a)	457	460
6.00%, 4/15/2034 (a)	4,180	4,186
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	1,100	1,117
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,825	2,550
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	456	467
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	4,097	3,885
4.30%, 1/17/2030	EUR2,922	3,166
4.28%, 3/15/2032	8,173	7,153
5.05%, 3/15/2042	1,765	1,459
5.14%, 3/15/2052	2,154	1,700
Weekley Homes LLC 4.88%, 9/15/2028 (a)	980	898
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	4,820	4,583
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	3,320	3,156
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	7,130	7,170
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (c)	4,205	3,619
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	3,930	3,896
4.90%, 11/17/2045	1,210	1,067
Welltower OP LLC, REIT
2.80%, 6/1/2031	2,010	1,708
3.85%, 6/15/2032	1,390	1,249
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (h)	1,235	170
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	950	950
7.25%, 6/15/2028 (a)	550	560
6.38%, 3/15/2029 (a)	803	806
6.63%, 3/15/2032 (a)	470	472
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	460	439
William Carter Co. (The) 5.63%, 3/15/2027 (a)	752	738
Williams Cos., Inc. (The) 3.50%, 10/15/2051	3,945	2,732
WMG Acquisition Corp.
2.75%, 7/15/2028 (d)	EUR1,620	1,654
2.25%, 8/15/2031 (d)	EUR1,698	1,573

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
WP Carey, Inc., REIT
2.40%, 2/1/2031	580	482
2.25%, 4/1/2033	1,302	991
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	180	173
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	3,544	3,333
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	1,093	1,059
XPO, Inc. 7.13%, 2/1/2032 (a)	1,100	1,120
		1,114,910
Total Corporate Bonds (Cost $2,250,113)		2,121,231
Foreign Government Securities — 13.7%
Angola — 0.2%
Republic of Angola
8.00%, 11/26/2029 (d)	3,420	3,107
8.75%, 4/14/2032 (a)	3,248	2,900
		6,007
Bahrain — 0.1%
Kingdom of Bahrain 6.00%, 9/19/2044 (d)	4,041	3,337
Brazil — 1.2%
Notas do Tesouro Nacional 10.00%, 1/1/2027	BRL229,960	42,771
Colombia — 0.5%
Republic of Colombia
3.13%, 4/15/2031	5,580	4,366
7.50%, 2/2/2034	4,700	4,658
5.20%, 5/15/2049	5,688	3,976
8.75%, 11/14/2053	2,469	2,581
		15,581
Costa Rica — 0.2%
Republic of Costa Rica
6.13%, 2/19/2031 (d)	3,310	3,312
7.30%, 11/13/2054 (a)	4,664	4,881
		8,193
Czech Republic — 1.6%
Czech Republic
4.50%, 11/11/2032	CZK503,470	22,314
4.90%, 4/14/2034	CZK434,150	19,786
1.95%, 7/30/2037	CZK401,000	13,310
		55,410
Dominican Republic — 0.4%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	4,620	4,675
6.85%, 1/27/2045 (d)	7,910	7,769
		12,444

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Egypt — 0.2%
Arab Republic of Egypt 7.63%, 5/29/2032 (d)	7,780	6,654
Hungary — 0.4%
Hungary Government Bond
5.50%, 3/26/2036 (a)	8,143	7,755
6.75%, 9/25/2052 (a)	3,931	4,175
		11,930
Israel — 0.1%
State of Israel Government Bond 3.38%, 1/15/2050	7,840	5,004
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	2,330	2,268
6.13%, 6/15/2033 (d)	6,302	5,602
6.88%, 10/17/2040 (a)	EUR7,400	6,828
		14,698
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (d) (h)	3,207	220
6.65%, 11/3/2028 (d) (h)	3,134	214
		434
Mexico — 4.7%
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN1,263,970	66,686
7.50%, 5/26/2033	MXN808,910	41,193
8.00%, 5/24/2035	MXN647,590	33,250
United Mexican States
4.49%, 5/25/2032	EUR4,321	4,672
6.35%, 2/9/2035	3,247	3,278
3.77%, 5/24/2061	7,068	4,396
3.75%, 4/19/2071	11,835	7,208
		160,683
Nigeria — 0.2%
Federal Republic of Nigeria
7.38%, 9/28/2033 (a)	3,770	3,140
7.63%, 11/28/2047 (d)	4,824	3,612
		6,752
Oman — 0.3%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (d)	3,200	3,191
6.25%, 1/25/2031 (d)	5,140	5,268
6.75%, 1/17/2048 (d)	3,450	3,459
		11,918

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Paraguay — 0.3%
Republic of Paraguay
4.95%, 4/28/2031 (a)	4,630	4,394
3.85%, 6/28/2033 (a)	1,521	1,314
5.60%, 3/13/2048 (d)	990	873
5.40%, 3/30/2050 (d)	2,278	1,950
		8,531
Poland — 1.2%
Republic of Poland
6.00%, 10/25/2033	PLN88,550	22,942
5.13%, 9/18/2034	9,741	9,503
5.50%, 3/18/2054	8,439	8,090
		40,535
Romania — 0.5%
Romania Government Bond
6.63%, 9/27/2029 (a)	EUR5,389	6,331
6.38%, 1/30/2034 (a)	4,658	4,643
4.63%, 4/3/2049 (a)	EUR3,467	3,177
7.63%, 1/17/2053 (a)	1,512	1,640
		15,791
Saudi Arabia — 0.3%
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (a)	11,522	10,036
Senegal — 0.1%
Republic of Senegal 6.25%, 5/23/2033 (d)	4,555	3,853
South Africa — 0.3%
Republic of South Africa
4.30%, 10/12/2028	5,530	4,949
5.75%, 9/30/2049	6,780	4,873
		9,822
Turkey — 0.4%
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (d)	3,440	3,377
10.50%, 12/6/2028 (d)	3,120	3,346
Republic of Turkey
9.88%, 1/15/2028	3,421	3,754
7.63%, 5/15/2034	4,819	4,831
		15,308
United Arab Emirates — 0.1%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)	6,850	4,375
Uruguay — 0.0% ^
Oriental Republic of Uruguay 5.10%, 6/18/2050	1,152	1,077
Total Foreign Government Securities (Cost $502,089)		471,144

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 9.3%
United States — 9.3%
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.50%, 6/25/2054 (g)	182,547	170,927
TBA, 5.50%, 6/25/2054 (g)	62,180	61,171
GNMA II, Single Family, 30 Year, TBA, 5.00%, 6/15/2054 (g)	88,604	85,992
Total Mortgage-Backed Securities (Cost $318,972)		318,090
Convertible Bonds — 4.3%
Austria — 0.0% ^
ams-OSRAM AG 2.13%, 11/3/2027 (d)	EUR2,000	1,709
Israel — 0.1%
Nice Ltd. Zero Coupon, 9/15/2025	4,001	3,767
Singapore — 0.1%
Sea Ltd. 2.38%, 12/1/2025	1,750	1,856
United States — 4.1%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028 (a)	3,533	3,630
Air Transport Services Group, Inc. 3.88%, 8/15/2029 (a)	1,375	1,135
Airbnb, Inc. Zero Coupon, 3/15/2026	2,265	2,058
Alarm.com Holdings, Inc.
Zero Coupon, 1/15/2026	3,717	3,386
2.25%, 6/1/2029 (a)	2,220	2,189
Bentley Systems, Inc. 0.13%, 1/15/2026	2,506	2,467
BigCommerce Holdings, Inc. 0.25%, 10/1/2026	5,421	4,669
Block, Inc. 0.13%, 3/1/2025	360	345
Box, Inc. Zero Coupon, 1/15/2026	2,759	3,237
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	3,056	2,755
Dropbox, Inc. Zero Coupon, 3/1/2028	6,041	5,475
Enphase Energy, Inc. Zero Coupon, 3/1/2028	4,040	3,499
Envestnet, Inc. 2.63%, 12/1/2027	1,975	2,168
Etsy, Inc. 0.13%, 10/1/2026	3,150	3,191
Eventbrite, Inc. 0.75%, 9/15/2026	1,897	1,655
Everbridge, Inc. Zero Coupon, 3/15/2026	1,189	1,168
Five9, Inc. 1.00%, 3/15/2029 (a)	3,622	3,260
Fluor Corp. 1.13%, 8/15/2029 (a)	550	623
Ford Motor Co. Zero Coupon, 3/15/2026	3,243	3,228
Global Payments, Inc. 1.50%, 3/1/2031 (a)	2,638	2,421
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	4,969	5,645
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	495	464
JetBlue Airways Corp. 0.50%, 4/1/2026	2,385	2,091
Kite Realty Group LP REIT, 0.75%, 4/1/2027 (a)	2,431	2,350
Live Nation Entertainment, Inc. 3.13%, 1/15/2029	4,070	4,499
Lumentum Holdings, Inc. 1.50%, 12/15/2029 (a)	3,131	2,783
Lyft, Inc. 0.63%, 3/1/2029 (a)	3,322	3,408
Microchip Technology, Inc. 1.63%, 2/15/2027	835	2,313
MKS Instruments, Inc. 1.25%, 6/1/2030 (a)	3,305	3,384
ON Semiconductor Corp. Zero Coupon, 5/1/2027	5,511	8,086
Pebblebrook Hotel Trust REIT, 1.75%, 12/15/2026	3,432	3,016

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
PetIQ, Inc. 4.00%, 6/1/2026	590	615
PG&E Corp. 4.25%, 12/1/2027 (a)	4,840	4,987
Rocket Lab USA, Inc. 4.25%, 2/1/2029 (a)	2,792	3,045
Seagate HDD Cayman 3.50%, 6/1/2028 (a)	3,430	4,320
Snap, Inc.
0.75%, 8/1/2026	2,090	2,157
Zero Coupon,5/1/2027	1,711	1,403
0.50%, 5/1/2030 (a)	935	901
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	4,075	3,863
Southern Co. (The) 4.50%, 6/15/2027 (a)	2,520	2,567
Southwest Airlines Co. 1.25%, 5/1/2025	2,010	1,983
Spectrum Brands, Inc. 3.38%, 6/1/2029 (a)	3,084	3,007
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	2,208	2,467
TripAdvisor, Inc. 0.25%, 4/1/2026	3,805	3,449
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028 (a)	3,563	3,926
Veeco Instruments, Inc. 2.88%, 6/1/2029	2,764	4,276
Wayfair, Inc.
0.63%, 10/1/2025	2,125	1,992
3.25%, 9/15/2027	2,855	3,459
Wolfspeed, Inc.
0.25%, 2/15/2028	2,055	1,216
1.88%, 12/1/2029	375	209
		140,440
Total Convertible Bonds (Cost $152,021)		147,772
Loan Assignments — 2.3% (c) (m)
Netherlands — 0.0% ^
CommScope, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 4/6/2026	564	504
United States — 2.3%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028	1,882	1,954
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.56%, 2/1/2031	183	184
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.94%, 8/24/2028	1,760	1,768
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%, 3-MONTH CME TERM SOFR + 3.50%), 8.90%, 10/8/2027	983	987
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 10/19/2027	924	927
AthenaHealth, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.58%, 2/15/2029	997	995
Brookfield WEC Holdings Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.08%, 1/27/2031	1,500	1,507
Brooks Automation, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.95%, 2/1/2029	427	427
Brooks Automation, 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 10.40%, 2/1/2030	725	711
Buckeye Partners, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 2.50%, 11/22/2030	1,776	1,779
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031	2,020	2,020
CDK Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 7/6/2029	1,000	1,008
Cedar Fair LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.31%, 5/1/2031 (n)	1,240	1,244
Chamberlain Group LLC (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 11/3/2028	989	990
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 7.30%, 12/7/2030	444	441
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.93%, 12/18/2026 (o)	1,617	1,528

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 5/17/2028	2,839	2,818
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028	1,852	1,779
Dun & Bradstreet Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 1/18/2029	1,750	1,755
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.16%, 8/1/2027	1,920	1,917
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 5/31/2030 (n)	953	958
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 12.00%, 12/31/2024 ‡ (h)	47	4
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.40%, 7/21/2028 (n)	1,000	1,001
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.30%, 4/10/2031 (n)	1,780	1,784
Genesys Cloud Services Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 12/1/2027	2,674	2,691
GTCR W Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.31%, 1/31/2031	2,016	2,022
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.44%, 12/15/2026	3,695	3,715
Holley, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 11/17/2028	997	994
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.57%, 6/20/2030	1,780	1,791
Insulet Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 5/4/2028 (n)	272	273
Iridium Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 9/20/2030	1,237	1,238
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.58%, 1/17/2031	1,990	2,000
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.19%, 3/9/2028 (n)	1,297	1,288
Madison IAQ LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 6/21/2028	760	761
Medallion Midland Acquisition LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 8.83%, 10/18/2028	1,240	1,246
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 10/23/2028	740	745
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 3.75%), 8.83%, 3/28/2031	1,920	1,933
Modena Buyer LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 4.00%, 4/18/2031 (n)	1,000	978
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.91%, 6/30/2026 ‡	19	19
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	648	532
(3-MONTH CME TERM SOFR + 2.00%), 12.66%, 6/30/2026 ‡	325	195
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.18%, 3/27/2029 (n)	800	807
NorthRiver Midstream, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.80%, 8/16/2030	1,736	1,740
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 9/24/2028	1,731	1,733
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/15/2028	1,795	1,805
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.82%, 3/3/2028	700	632
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.18%, 2/11/2028 (n)	898	894
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 1/21/2028	518	520
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 12/28/2027	2,002	1,980
Quikrete Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.58%, 3/19/2029 (n)	1,240	1,244
Red Rock Resorts, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.58%, 3/14/2031 (n)	1,450	1,453
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.08%, 11/28/2028	1,240	1,244
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 12.92%, 6/29/2028	347	297
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-8 (3-MONTH CME TERM SOFR + 2.00%), 7.32%, 5/9/2031 (n)	1,240	1,245
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.31%, 9/27/2030	1,355	1,355
Tekni-Plex, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 9.57%, 9/15/2028	833	834
Topgolf Callaway, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 3/15/2030	1,255	1,260
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 3/31/2028	325	325
Ultimate Software Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 2/10/2031	2,162	2,177
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.55%, 9/27/2030	1,000	1,001
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 3/2/2027	1,237	1,241

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Whataburger, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 8/3/2028	1,237	1,238
Zekelman Industries, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.57%, 1/24/2031 (n)	1,500	1,501
		79,433
Total Loan Assignments (Cost $79,883)		79,937
Asset-Backed Securities — 2.1%
Cayman Islands — 0.6%
AIMCO CLO Ltd. Series 2019-10A, Class AR, 6.65%, 7/22/2032 (a) (j)	550	550
Apidos CLO Series 2020-34A, Class A1R, 6.74%, 1/20/2035 (a) (j)	925	927
Bain Capital Credit CLO Series 2019-1A, Class AR, 6.72%, 4/19/2034 (a) (j)	3,300	3,305
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1, 6.73%, 1/22/2035 (a) (j)	2,500	2,504
Dryden CLO Ltd. Series 2019-68A, Class AR, 6.76%, 7/15/2035 (a) (j)	3,200	3,206
Galaxy CLO Ltd. Series 2013-15A, Class ARR, 6.56%, 10/15/2030 (a) (j)	588	588
LCM LP Series 16A, Class A2R, 6.77%, 10/15/2031 (a) (j)	1,454	1,457
Madison Park Funding Ltd. Series 2020-45A, Class AR, 6.71%, 7/15/2034 (a) (j)	675	676
Neuberger Berman CLO Series 2013-15A, Class A1R2, 6.51%, 10/15/2029 (a) (j)	454	455
Palmer Square CLO Ltd. Series 2015-1A, Class A1A4, 6.72%, 5/21/2034 (a) (j)	4,800	4,811
Palmer Square Loan Funding Ltd. Series 2021-4A, Class A1, 6.39%, 10/15/2029 (a) (j)	1,526	1,527
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	83	80
		20,086
United States — 1.5%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	516	509
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 7.01%, 4/25/2034 (j)	25	22
American Credit Acceptance Receivables Trust
Series 2023-1, Class A, 5.45%, 9/14/2026 (a)	160	160
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	3,739	3,730
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	2,866	2,855
AMSR Trust Series 2019-SFR1, Class E, 3.47%, 1/19/2039 (a)	3,100	2,894
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	1,416	1,411
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 3.22%, 2/25/2034 (j)	41	39
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class C, 4.24%, 9/22/2025 (a)	540	538
BHG Securitization Trust
Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	216	212
Series 2022-C, Class A, 5.32%, 10/17/2035 (a)	516	515
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	883	881
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 6.56%, 12/25/2032 (j)	13	13
Series 2004-ECC2, Class M2, 6.41%, 12/25/2034 (j)	10	11
Credit Acceptance Auto Loan Trust Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	1,210	1,219
Driven Brands Funding LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	1,757	1,668
DT Auto Owner Trust Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	322	321
Exeter Automobile Receivables Trust
Series 2023-1A, Class B, 5.72%, 4/15/2027	1,461	1,459
Series 2023-1A, Class C, 5.82%, 2/15/2028	1,653	1,648
FirstKey Homes Trust
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	3,000	2,845

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	2,000	1,891
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (a)	974	966
Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	733	724
Fremont Home Loan Trust Series 2004-2, Class M2, 6.37%, 7/25/2034 (j)	3	3
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class B, 4.92%, 1/15/2027 (a)	450	448
Series 2022-3A, Class C, 5.34%, 6/15/2028 (a)	683	677
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	510	512
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	3,530	3,290
GM Financial Automobile Leasing Trust
Series 2023-1, Class A2B, 5.87%, 6/20/2025 (j)	204	204
Series 2023-1, Class A3, 5.16%, 4/20/2026	1,885	1,880
Hertz Vehicle Financing LLC Series 2021-1A, Class C, 2.05%, 12/26/2025 (a)	1,370	1,345
HIN Timeshare Trust Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	1,489	1,395
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	516	526
Series 2019-1, Class A, 2.95%, 5/15/2028	476	422
Series 2020-1, Class B, 7.75%, 11/15/2028	324	331
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 6.41%, 7/25/2034 (j)	11	10
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	53	53
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	2,746	2,520
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	188	188
Series 2018, Class B, 4.61%, 2/9/2030 ‡	193	192
Pagaya AI Technology in Housing Trust Series 2022-1, Class D, 4.25%, 8/25/2025 (a)	2,668	2,560
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (k)	31	31
Series 2005-2, Class M1, 5.55%, 8/25/2035 (k)	541	492
Santander Drive Auto Receivables Trust Series 2022-6, Class C, 4.96%, 11/15/2028	1,035	1,024
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	4,000	3,936
Saxon Asset Securities Trust Series 2004-3, Class M1, 6.34%, 12/26/2034 (j)	114	109
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 6.44%, 10/25/2033 (j)	7	7
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	4,951	4,577
		53,263
Total Asset-Backed Securities (Cost $73,827)		73,349
Commercial Mortgage-Backed Securities — 2.1%
United States — 2.1%
A10 Revolving Asset Financing I LLC , 11.59%, 2/10/2028 ‡ (a) (j)	250	250
BANK
Series 2018-BN13, Class C, 4.54%, 8/15/2061 (j)	1,703	1,483
Series 2019-BN20, Class XA, IO, 0.81%, 9/15/2062 (j)	7,546	258
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (j)	5,352	3,991
BHMS Series 2018-ATLS, Class A, 6.86%, 7/15/2035 (a) (j)	1,300	1,300
BX Commercial Mortgage Trust Series 2024-MF, Class B, 7.01%, 2/15/2039 (a) (j)	2,720	2,716

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
BX Trust Series 2022-LBA6, Class A, 6.32%, 1/15/2039 (a) (j)	10,375	10,330
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.04%, 2/28/2025 (a) (j)	13,900	13,229
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.43%, 11/15/2050 (j)	484	425
CD Mortgage Trust Series 2016-CD2, Class C, 3.98%, 11/10/2049 (j)	303	232
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K729, Class X1, IO, 0.33%, 10/25/2024 (j)	20,123	11
Series K731, Class X3, IO, 2.83%, 5/25/2025 (j)	3,460	52
Series K739, Class X1, IO, 1.20%, 9/25/2027 (j)	37,791	1,111
Series K104, Class X1, IO, 1.12%, 1/25/2030 (j)	25,387	1,267
Series K108, Class X1, IO, 1.69%, 3/25/2030 (j)	11,973	931
Series K117, Class X1, IO, 1.23%, 8/25/2030 (j)	42,161	2,483
Series K724, Class X3, IO, 3.55%, 12/25/2044 (j)	801	—
Series K072, Class X3, IO, 2.14%, 12/25/2045 (j)	12,354	828
Series K089, Class X3, IO, 2.30%, 1/25/2046 (j)	11,650	1,060
Series K078, Class X3, IO, 2.21%, 6/25/2046 (j)	10,990	831
Series K088, Class X3, IO, 2.35%, 2/25/2047 (j)	11,410	1,053
Series K094, Class X3, IO, 2.12%, 7/25/2047 (j)	4,450	397
FNMA ACES
Series 2020-M39, Class X2, IO, 1.55%, 8/25/2031 (j)	10,524	584
Series 2016-M4, Class X2, IO, 2.68%, 1/25/2039 (j)	2,838	15
FREMF Series 2018-KF46, Class B, 7.39%, 3/25/2028 (a) (j)	805	747
FREMF Mortgage Trust
Series 2017-KF38, Class B, 7.94%, 9/25/2024 (a) (j)	251	249
Series 2017-KF41, Class B, 7.94%, 11/25/2024 (a) (j)	304	222
Series 2018-KF42, Class B, 7.64%, 12/25/2024 (a) (j)	648	641
Series 2018-KF45, Class B, 7.39%, 3/25/2025 (a) (j)	150	147
Series 2018-KF47, Class B, 7.44%, 5/25/2025 (a) (j)	157	154
Series 2016-KF24, Class B, 10.44%, 10/25/2026 (a) (j)	142	137
Series 2017-KF40, Class B, 8.14%, 11/25/2027 (a) (j)	537	503
Series 2018-KF50, Class B, 7.34%, 7/25/2028 (a) (j)	645	613
Series 2017-K728, Class C, 3.72%, 11/25/2050 (a) (j)	1,265	1,251
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.07%, 5/10/2050 (j)	605	546
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (j)	88	87
Hunt Companies Finance Trust, Inc. , 7.25%, 2/13/2025 ‡	6,000	5,741
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 7.56%, 10/15/2039 (a) (j)	2,729	2,726
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 (j)	860	683
Series 2015-C31, Class C, 4.62%, 8/15/2048 (j)	395	336
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.38%, 12/15/2049 (j)	484	384
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (j)	1,171	446
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.32%, 5/15/2048 (j)	607	550
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.44%, 11/14/2042 (j)	38	36
Series 2015-MS1, Class B, 4.02%, 5/15/2048 (j)	470	442
P -stlb Series 2019-STL B, 9.25%, 10/11/2026 ‡	3,800	3,640
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 7.04%, 5/15/2039 (a) (j)	3,090	3,089
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (j)	1,795	1,632

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (j)	1,028	978
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (j)	573	544
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (j)	1,700	1,531
Total Commercial Mortgage-Backed Securities (Cost $78,659)		72,892
	SHARES (000)
Exchange-Traded Funds — 2.0%
United States — 2.0%
Invesco Senior Loan ETF(Cost $67,058)	3,174	67,034
	PRINCIPAL AMOUNT ($000)
Supranational — 1.4%
European Union, 3.00%, 3/4/2053 (d) (Cost $47,926)	EUR47,520	47,278
U.S. Treasury Obligations — 1.1%
United States — 1.1%
U.S. Treasury Inflation Linked Notes , 1.38%, 7/15/2033 (Cost $38,589)	39,799	37,416
Collateralized Mortgage Obligations — 1.0%
United States — 1.0%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	1,566	1,358
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	37	30
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	603	460
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (j)	421	397
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 5.62%, 2/25/2037 (j)	15	14
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	883	369
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 7.62%, 1/25/2043 (a) (j)	2,965	3,040
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 5.95%, 8/19/2045 (j)	407	332
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 8.22%, 4/25/2042 (a) (j)	1,700	1,767
FHLMC, REMIC
Series 3914, Class LS, IF, IO, 1.36%, 8/15/2026 (j)	38	—
Series 4030, Class IL, IO, 3.50%, 4/15/2027	34	1
Series 4043, Class PI, IO, 2.50%, 5/15/2027	314	8
Series 4057, Class UI, IO, 3.00%, 5/15/2027	118	2
Series 4120, Class UI, IO, 3.00%, 10/15/2027	175	6
Series 4311, Class QI, IO, 3.00%, 10/15/2028	48	—
Series 4324, Class AI, IO, 3.00%, 11/15/2028	77	1
Series 4313, Class UI, IO, 3.00%, 3/15/2029	267	10
Series 4280, Class KI, IO, 3.50%, 9/15/2031	4	—
Series 3459, Class JS, IF, IO, 0.81%, 6/15/2038 (j)	146	10
Series 4018, Class HI, IO, 4.50%, 3/15/2041	53	3

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	116	16
Series 4173, Class I, IO, 4.00%, 3/15/2043	297	47
Series 4305, Class SK, IF, IO, 1.16%, 2/15/2044 (j)	3,070	325
Series 4585, Class JI, IO, 4.00%, 5/15/2045	1,099	146
Series 4694, Class SA, IF, IO, 0.66%, 6/15/2047 (j)	2,662	262
Series 4689, Class SD, IF, IO, 0.71%, 6/15/2047 (j)	4,933	544
Series 5022, IO, 3.00%, 9/25/2050	6,273	1,069
Series 5023, Class MI, IO, 3.00%, 10/25/2050	11,399	1,926
Series 5072, Class DI, IO, 3.50%, 2/25/2051	10,339	1,979
FHLMC, STRIPS Series 319, Class S2, IF, IO, 0.56%, 11/15/2043 (j)	5,899	556
FNMA, REMIC
Series 2013-15, IO, 2.50%, 3/25/2028	518	16
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	331	12
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	158	5
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	1,664	53
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	1,864	158
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	471	38
Series 2012-93, Class SE, IF, IO, 0.66%, 9/25/2042 (j)	1,371	136
Series 2012-93, Class SG, IF, IO, 0.66%, 9/25/2042 (j)	265	23
Series 2014-14, Class SA, IF, IO, 0.51%, 4/25/2044 (j)	4,015	383
Series 2015-40, Class LS, IF, IO, 0.73%, 6/25/2045 (j)	2,139	192
Series 2015-85, Class SA, IF, IO, 0.18%, 11/25/2045 (j)	2,608	194
Series 2016-39, Class LS, IF, IO, 0.56%, 7/25/2046 (j)	7,970	973
Series 2016-61, Class ST, IF, IO, 0.56%, 9/25/2046 (j)	5,380	555
FNMA, STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	—	—
Series 401, Class C6, IO, 4.50%, 10/25/2029	54	1
GNMA
Series 2011-13, Class S, IF, IO, 0.52%, 1/16/2041 (j)	280	17
Series 2019-115, Class SD, IF, IO, 0.67%, 9/20/2049 (j)	856	84
Series 2015-H13, Class GI, IO, 1.54%, 4/20/2065 (j)	883	19
Goodgreen Trust Series 2017-R15.00%, 10/20/2051 ‡	598	574
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (j)	125	15
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 5.62%, 8/19/2037 (j)	93	76
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 5.80%, 5/25/2036 (j)	1,433	1,100
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.87%, 8/25/2033 (j)	115	65
MFA Trust Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (a) (k)	2,540	2,533
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (j)	117	109
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 5.24%, 2/25/2035 (j)	68	63
Verus Securitization Trust Series 2020-1, Class A1, 3.42%, 1/25/2060 (a) (k)	263	251
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (a) (j)	11,957	11,735
Total Collateralized Mortgage Obligations (Cost $37,708)		34,058

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 0.2%
France — 0.1%
Vallourec SA *	85	1,517
Luxembourg — 0.0% ^
Intelsat SA ‡ *	35	1,275
Mallinckrodt plc ‡ *	1	37
		1,312
United States — 0.1%
Chesapeake Energy Corp.	13	1,144
Claire's Stores, Inc. ‡ *	1	220
Clear Channel Outdoor Holdings, Inc. *	71	102
Endo, Inc. ‡ *	34	983
Endo, Inc. ‡ * (a)	14	395
Envision Healthcare Corp. ‡ *	3	22
Goodman Networks, Inc. ‡ *	—	— (l)
iHeartMedia, Inc., Class A *	24	23
Moran Foods Backstop Equity ‡ *	2,629	26
MYT Holding LLC ‡ *	247	86
NMG, Inc. ‡ *	2	194
Serta Simmons Bedding LLC ‡ *	84	642
SSB Equipment Co., Inc. ‡ *	84	—
Windstream Holdings, Inc. ‡ *	1	11
		3,848
Total Common Stocks (Cost $6,303)		6,677
Convertible Preferred Stocks — 0.1%
United States — 0.1%
Claire's Stores, Inc. ‡ * (Cost $279)	1	2,256
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *(Cost $—)	43	568
	SHARES (000)
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Goodman Networks, Inc. ‡ *	1	— (l)
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	419	272
Total Preferred Stocks (Cost $405)		272
Short-Term Investments — 5.7%
Investment Companies — 5.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (p) (q)(Cost $196,074)	196,041	196,080

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 107.2% (Cost $3,849,906)		3,676,054
Liabilities in Excess of Other Assets — (7.2)%		(247,633)
NET ASSETS — 100.0%		3,428,421

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $137,842 or 4.02% of the Fund’s net
assets as of May 31, 2024.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2024.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Defaulted security.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(k)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(l)	Value is zero.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of May 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of May 31, 2024.
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	1,906	06/06/2024	EUR	239,776	(3,939)
Euro-BTP	918	06/06/2024	EUR	116,162	(1,523)
Euro-Bund	357	06/06/2024	EUR	50,078	(817)
Euro-Buxl 30 Year Bond	41	06/06/2024	EUR	5,619	(242)
Euro-Schatz	1,497	06/06/2024	EUR	170,489	(1,226)
Canada 10 Year Bond	1,022	09/18/2024	CAD	89,216	(240)
U.S. Treasury 10 Year Ultra Note	162	09/19/2024	USD	18,192	(76)
Long Gilt	1,266	09/26/2024	GBP	155,384	(1,459)
U.S. Treasury 2 Year Note	840	09/30/2024	USD	171,203	120
U.S. Treasury 5 Year Note	380	09/30/2024	USD	40,262	(63)
					(9,465)
Short Contracts
Euro-Bobl	(659)	06/06/2024	EUR	(82,903)	1,233
Euro-Buxl 30 Year Bond	(508)	06/06/2024	EUR	(69,617)	4,564
Euro-Schatz	(11)	06/06/2024	EUR	(1,253)	9
U.S. Treasury 10 Year Note	(668)	09/19/2024	USD	(72,791)	(44)
U.S. Treasury 10 Year Ultra Note	(966)	09/19/2024	USD	(108,479)	(47)
U.S. Treasury Long Bond	(236)	09/19/2024	USD	(27,494)	106
U.S. Treasury Ultra Bond	(1,106)	09/19/2024	USD	(135,796)	1,915
U.S. Treasury 5 Year Note	(2,218)	09/30/2024	USD	(235,004)	349
					8,085
					(1,380)

Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,478	USD	1,583	Barclays Bank plc	6/5/2024	20
EUR	1,097	USD	1,175	HSBC Bank, NA	6/5/2024	16
EUR	2,098	USD	2,264	Merrill Lynch International	6/5/2024	14
EUR	542,840	USD	586,996	Morgan Stanley	6/5/2024	2,035
GBP	12,693	USD	16,145	HSBC Bank, NA	6/5/2024	29
GBP	2,108	USD	2,677	Morgan Stanley	6/5/2024	9
USD	3,530	EUR	3,248	Morgan Stanley	6/5/2024	6
BRL	133,533	USD	25,374	Citibank, NA**	6/24/2024	2
CNY	186,143	USD	25,781	BNP Paribas**	6/24/2024	386
EUR	3,647	USD	3,949	Merrill Lynch International	6/24/2024	12
INR	2,030,927	USD	24,286	BNP Paribas**	6/24/2024	41
INR	2,154,946	USD	25,783	Citigroup Global Markets Holdings, Inc.**	6/24/2024	29
KRW	35,400,987	USD	25,606	BNP Paribas**	6/24/2024	21
PLN	6,844	USD	1,725	Morgan Stanley	6/24/2024	12
USD	31,522	IDR	508,199,376	Goldman Sachs International**	6/24/2024	288
USD	113,859	MXN	1,930,063	Citibank, NA	6/24/2024	470
USD	34,085	MXN	571,948	Goldman Sachs International	6/24/2024	484
USD	24,409	PHP	1,410,793	Goldman Sachs International**	6/24/2024	307
USD	25,929	THB	932,421	Citibank, NA	6/24/2024	544
USD	50,375	ZAR	925,454	Citibank, NA	6/24/2024	1,192
USD	2,252	EUR	2,072	Citibank, NA	7/3/2024	— (a)
TRY	542,078	USD	12,649	Barclays Bank plc	1/22/2025	897
Total unrealized appreciation						6,814
EUR	514	USD	559	Morgan Stanley	6/5/2024	(2)
USD	584,988	EUR	544,780	Goldman Sachs International	6/5/2024	(6,148)
USD	18,582	GBP	14,801	HSBC Bank, NA	6/5/2024	(279)
BRL	26,024	USD	5,054	Barclays Bank plc**	6/24/2024	(109)
CLP	23,697,260	USD	25,855	Goldman Sachs International**	6/24/2024	(51)
IDR	98,510,718	USD	6,130	Citibank, NA**	6/24/2024	(75)
KRW	34,667,938	USD	25,598	HSBC Bank, NA**	6/24/2024	(502)
PHP	1,473,238	USD	25,478	Goldman Sachs International**	6/24/2024	(308)
THB	887,581	USD	24,260	Goldman Sachs International	6/24/2024	(95)
USD	25,700	AUD	38,637	Citibank, NA	6/24/2024	(22)
USD	25,678	CLP	23,602,147	Citibank, NA**	6/24/2024	(22)
USD	25,664	CNY	186,118	BNP Paribas**	6/24/2024	(500)
USD	25,885	CNY	186,986	Goldman Sachs International**	6/24/2024	(401)
USD	29,048	CZK	666,903	State Street Corp.	6/24/2024	(266)
USD	120,063	EUR	111,122	Citibank, NA	6/24/2024	(617)
USD	3,624	EUR	3,369	Merrill Lynch International	6/24/2024	(34)
USD	24,437	SGD	33,012	State Street Corp.	6/24/2024	(19)
ZAR	469,798	USD	25,441	Goldman Sachs International	6/24/2024	(473)
EUR	892	USD	970	HSBC Bank, NA	7/3/2024	(1)
GBP	505	USD	645	Merrill Lynch International	7/3/2024	(1)
USD	587,724	EUR	542,840	Morgan Stanley	7/3/2024	(2,061)
USD	16,147	GBP	12,693	HSBC Bank, NA	7/3/2024	(29)
USD	13,073	TRY	546,787	Goldman Sachs International	1/22/2025	(590)
Total unrealized depreciation						(12,605)
Net unrealized depreciation						(5,791)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chile Peso
CNY	China Yuan
CZK	Czech Republic Koruna

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	3.33	USD 243,810	(16,439)	(2,552)	(18,991)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2024 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	3.95 annually	Pay	4/19/2029	USD1,000,000	(179)	2,152	1,973
1 day CDI at termination	11.00 at termination	Pay	1/4/2027	BRL107,580	—	(94)	(94)
1 day CDI at termination	9.64 at termination	Pay	1/2/2026	BRL132,519	—	(587)	(587)
1 day CDI at termination	10.58 at termination	Pay	1/2/2026	BRL181,100	—	(230)	(230)
1 day SOFR annually	4.02 annually	Receive	4/19/2037	USD230,000	117	(1,201)	(1,084)
1 day SOFR annually	4.07 annually	Receive	2/15/2034	USD111,550	(31)	(9)	(40)
					86	(2,121)	(2,035)
					(93)	31	(62)

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2024 was as follows:

FLOATING RATE INDEX	VALUE
1 Day CDI	1.80%
1 Day SOFR	5.34

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$20,006	$80	$20,086
United States	—	52,883	380	53,263
Total Asset-Backed Securities	—	72,889	460	73,349
Collateralized Mortgage Obligations
United States	—	21,749	12,309	34,058
Commercial Mortgage-Backed Securities
United States	—	63,261	9,631	72,892
Common Stocks
France	—	1,517	—	1,517
Luxembourg	—	—	1,312	1,312
United States	1,269	—	2,579	3,848
Total Common Stocks	1,269	1,517	3,891	6,677
Convertible Bonds	—	147,772	—	147,772
Convertible Preferred Stocks	—	—	2,256	2,256
Corporate Bonds
Australia	—	17,892	—	17,892
Austria	—	1,825	—	1,825
Belgium	—	18,341	—	18,341
Brazil	—	15,432	—	15,432
Canada	—	25,482	—	25,482
Chile	—	3,342	—	3,342
China	—	23,980	—	23,980
Colombia	—	2,440	—	2,440
Denmark	—	14,827	—	14,827
Finland	—	912	—	912
France	—	143,429	—	143,429
Germany	—	75,223	—	75,223
India	—	6,323	—	6,323
Indonesia	—	10,055	—	10,055
Ireland	—	75,616	—	75,616
Israel	—	9,513	—	9,513
Italy	—	113,121	—	113,121
Japan	—	8,196	—	8,196
Kazakhstan	—	9,893	—	9,893
Kuwait	—	2,502	—	2,502
Luxembourg	—	28,429	— (a)	28,429
Malaysia	—	3,992	—	3,992
Mexico	—	29,591	—	29,591
Morocco	—	2,157	—	2,157
Netherlands	—	44,720	—	44,720

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Norway	$—	$5,007	$—	$5,007
Portugal	—	12,652	—	12,652
South Africa	—	7,371	—	7,371
Spain	—	88,560	—	88,560
Sweden	—	22,913	—	22,913
Switzerland	—	24,925	—	24,925
United Arab Emirates	—	2,425	—	2,425
United Kingdom	—	155,235	—	155,235
United States	—	1,114,901	9	1,114,910
Total Corporate Bonds	—	2,121,222	9	2,121,231
Exchange-Traded Funds	67,034	—	—	67,034
Foreign Government Securities	—	471,144	—	471,144
Loan Assignments
Netherlands	—	504	—	504
United States	—	78,683	750	79,433
Total Loan Assignments	—	79,187	750	79,937
Mortgage-Backed Securities	—	318,090	—	318,090
Preferred Stocks	—	—	272	272
Supranational	—	47,278	—	47,278
U.S. Treasury Obligations	—	37,416	—	37,416
Warrants	—	—	568	568
Short-Term Investments
Investment Companies	196,080	—	—	196,080
Total Investments in Securities	$264,383	$3,381,525	$30,146	$3,676,054
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,814	$—	$6,814
Futures Contracts	8,296	—	—	8,296
Swaps	—	2,152	—	2,152
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(12,605)	—	(12,605)
Futures Contracts	(9,676)	—	—	(9,676)
Swaps	—	(4,673)	—	(4,673)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,380)	$(8,312)	$—	$(9,692)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Asset-Backed Securities	$1,121	$—	$11	$— (a)	$—	$(672)	$—	$—	$460
Collateralized Mortgage Obligations	13,102	—	(42)	— (a)	—	(751)	—	—	12,309

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Commercial Mortgage-Backed Securities	$9,625	$—	$6	$— (a)	$—	$—	$—	$—	$9,631
Common Stocks	2,170	—	880	—	841	—	—	—	3,891
Convertible Preferred Stocks	2,174	—	82	—	—	—	—	—	2,256
Corporate Bonds	2,112	(823)	958	3	— (a)	(2,241)	—	—	9
Loan Assignments	743	—	(19)	13	14	(1)	—	—	750
Preferred Stocks	237	—	35	—	—	—	—	—	272
Warrants	568	—	—	—	—	—	—	—	568
Total	$31,852	$(823)	$1,911	$16	$855	$(3,665)	$—	$—	$30,146

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $961.
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$-(b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (0.00%)
	26	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	26
	461	Discounted Cash Flow	Constant Prepayment Rate	8.00% - 20.00% (17.91%)
			Yield (Discount Rate of Cash Flows)	3.95% - 10.19% (5.06%)

Asset-Backed Securities	461
	23	Terms of Restructuring	Expected Recovery	9.35% - 100.00% (82.86%)
	727	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	20.65% - 38.74% (25.49%)

Loan Assignments	750
Total	$1,237

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $28,909. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (a) (b)	$234,833	$392,346	$431,039	$(20)	$(40)	$196,080	196,041	$2,762	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

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The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to . The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps,

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AS OF May 31, 2024 (Unaudited) (continued)
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including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.